Basis of preparation - Exchange rates for the currencies used in the preparation of the interim condensed consolidated financial statements (Details)	9 Months Ended	12 Months Ended
	May 31, 2023 $ / shares	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2022 $ / shares
Basis of preparation
US dollar, Exchange rate as at ending	1.3598	1.3076	1.2630	1.3076
US dollar, Average exchange rate for period	1.3511	1.2717	1.2688